Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2014
Entity Registrant Name	dei_EntityRegistrantName	SEQUOIA FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000089043
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014